Consolidated Statement of Changes in Equity - ARS ($) $ in Thousands	Total	Capital [member]	Adjustment to capital [member]	Share premium [member]	Other capital adjustments [member]	Merger premium [member]	Legal reserve [member]	Environmental reserve [member]	Optional reserve [member]	Future Dividends Reserve [member]	Foreign exchange gains/(losses) [member]	Retained Earnings [member]	Equity attributable to owners of the parent company [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2016	$ 13,021,601	$ 56,603	$ 3,465,920	$ 3,235,590	$ (1,143,434)	$ 1,151,256	$ 158,691	$ 5,510		$ 2,530	$ 59,694	$ 4,726,234	$ 11,718,594	$ 1,303,007
Appropriation as per Annual Shareholders' Meeting held on April 25, 2018:
Distribution of cash dividends	(1,187,475)											(1,187,475)	(1,187,475)
Reserve for future dividends										43,813		(43,813)
Issuance of common stock from initial public offering, net of issuance costs	4,373,048	3,000	4,028	4,366,020									4,373,048
Other comprehensive income	(14,764)										(7,530)		(7,530)	(7,234)
Acquisition of Cofesur S.A.U. shares	(112,089)				(85,007)								(85,007)	(27,082)
Income for the year	5,657,642											5,399,178	5,399,178	258,464
Ending balance at Dec. 31, 2017	21,737,963	59,603	3,469,948	7,601,610	(1,228,441)	1,151,256	158,691	5,510		46,343	52,164	8,894,124	20,210,808	1,527,155
Appropriation as per Annual Shareholders' Meeting held on April 25, 2018:
Legal reserve							1,243					(1,243)
Optional reserve									$ 3,296,095			(3,296,095)
Other capital adjustments				(1,228,441)	$ 1,228,441
Other comprehensive income	725,642										370,090		370,090	355,552
Income for the year	3,000,628											2,768,786	2,768,786	231,842
Ending balance at Dec. 31, 2018	25,464,233	59,603	3,469,948	6,373,169		1,151,256	159,934	5,510	3,296,095	46,343	422,254	8,365,572	23,349,684	2,114,549
Appropriation as per Annual Shareholders' Meeting held on April 25, 2018:
Legal reserve							418,279					(418,279)
Optional reserve									7,947,293			(7,947,293)
Other comprehensive income	(180,460)										(92,038)		(92,038)	(88,422)
Income for the year	4,043,800											3,839,189	3,839,189	204,611
Ending balance at Dec. 31, 2019	$ 29,327,572	$ 59,603	$ 3,469,948	$ 6,373,169		$ 1,151,256	$ 578,213	$ 5,510	$ 11,243,388	$ 46,343	$ 330,216	$ 3,839,189	$ 27,096,835	$ 2,230,737